NOTES PAYABLE AND CONVERTIBLE DEBENTURES - Maturity Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Principal Payments
2026	$ 37
2027	18,824
2028	3,376
2029	3,381
2030	40,607
Thereafter	2,771
Total Future Minimum Principal Payments	$ 68,996	$ 58,259